Cover	Oct. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2026
Entity File Number	001-34620
Entity Registrant Name	IRONWOOD PHARMACEUTICALS, INC.
Entity Central Index Key	0001446847
Entity Tax Identification Number	04-3404176
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Summer Street
Entity Address, Address Line Two	Suite 2300
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	621-7722
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value
Trading Symbol	IRWD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false